EATON VANCE MUTUAL FUNDS TRUST
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                            Telephone: (617) 482-8260
                            Telecopy: (617) 338-8054


                                  CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Mutual Funds Trust (the "Registrant") (1933 Act File No. 02-90946) certifies (a) that the forms of prospectuses and statements of additional information dated May 1, 2000 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 58 ("Amendment No. 58") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 58 was filed electronically with the Securities and Exchange Commission (Accession No. 0000950156-00-000244) on April 26, 2000.


                        Eaton Vance Cash Management Fund
                        Eaton Vance Money Market Reserves
                          Eaton Vance Tax Free Reserves
                         Eaton Vance Municipal Bond Fund
                     Eaton Vance Government Obligations Fund



                                    EATON VANCE  MUTUAL FUNDS TRUST


                                    By:  /s/ Eric G. Woodbury
                                         Eric G. Woodbury, Esq.
                                         Assistant Secretary


Dated:  May 2, 2000